CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 472,759	$ 326,115	$ 118,734
Accounts receivable, net of allowance for credit losses of $2,834,974 and $2,393,033 as of September 30, 2025, and December 31, 2024, respectively	2,578,490	1,716,370	603,480
Due from related party	$ 284,614	$ 531,656	$ 0
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party	Related Party
Prepaids and other current assets	$ 382,522	$ 446,826	$ 79,920
Total current assets	3,718,385	3,020,967	802,134
Right-of-use assets, net	315,679	379,585	0
Intangible assets, net	9,337,504	10,995,000	0
Goodwill	4,916,694	4,916,694	0
Fixed assets, net	418,860	680,242	3,657
Total assets	18,707,122	19,992,488	805,791
Current liabilities
Due on share purchase		0	135,000
Contingent liability		0	600,000
Current liabilities
Accounts payable and accrued liabilities	11,716,584	9,343,659	2,586,281
Deferred revenue	1,150,093	417,815	902,524
Due to related parties	$ 51,900	$ 51,900	$ 338,506
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party	Related Party
Operating lease liabilities	$ 85,575	$ 72,836	$ 0
Finance lease liabilities	184,106	328,833	0
Factoring payable	122,220	179,007	0
Encompass Purchase Liability	265,578	263,918	0
Notes payable, net of discount	1,944,710	433,983	220,000
Notes payable, current portion		3,248,000	0
Common stock issuance obligation	31,227	69,621	0
Total current liabilities	23,422,178	19,010,320	5,105,311
Notes payable, less current portion, net of discount	589,374	593,941	0
Operating lease liabilities, less current portion	203,689	269,338	0
Deferred revenue, net of current portion	0	69,999	0
Deferred tax liabilities, net	67,379	67,378	0
Total liabilities	24,282,620	20,010,976	5,105,311
Commitments, Contingencies, and Concentration Risk (Note 10)	0	0	0
STOCKHOLDERS’ DEFICIT
Preferred stock, value	1	1	0
Common stock, value	1,703	1,630	464
Additional paid-in capital	68,989,139	67,683,754	6,027,153
Accumulated deficit	(74,566,341)	(67,703,873)	(10,001,858)
Non-controlling interest		0	(325,279)
Total stockholders’ deficit	(5,575,498)	(18,488)	(4,299,520)
Total liabilities and stockholders’ deficit	18,707,122	19,992,488	805,791
Equity Line Of Credit
Current liabilities
Line of credit	42,394	80,000	0
Quantum Notes
Current liabilities
Notes payable, current portion	3,828,125	3,248,000
September 2024 Convertible Note
Current liabilities
Notes payable, current portion	2,043,760	2,094,000	0
Revolving Credit Facility
Current liabilities
Line of credit	456,097	456,097	0
Exchange Notes
Current liabilities
Notes payable, current portion	1,028,158	1,499,000	0
Related Party
Current liabilities
Loan payable, related party	$ 471,651	$ 471,651	$ 323,000